LONG TERM DEBT (Tables)	12 Months Ended
Dec. 29, 2018
Debt Disclosure [Abstract]
Summary of long term debt

Long‑term debt consisted of the following at the dates indicated (in thousands):

	December 29,	December 30,
	2018	2017
Term Loan A, due 2021	$331,388	$378,250
Term Loan B, due 2022	—	103,425
Debt owed to Rambler On	1,500	3,000
Total debt	332,888	484,675
Current maturities of long‑term debt	(43,638)	(47,050)
Total long‑term debt	289,250	437,625
Unamortized deferred financing fees	(4,874)	(8,993)
Total long‑term debt, net	$284,376	$428,632